Investments (Tables)	6 Months Ended
Dec. 31, 2022
Investments [Abstract]
Schedule of provision for impairment is still required for its investments
	Consolidated
	31 December	30 June
	2022	2022
	$	$

Investment in Triage Technologies Inc	2,565,082	2,565,082

Schedule of recoverable amount of the company’s investments is reviewed at each reporting date
			Body
	Triage	Jana	Composition
	Technologies	Care	Technologies
	$	$	$

Balance at 1 July 2021	1,362,717	690,153	680,008
Additional Investment	3,126,950	-	-
Interest and other costs	-	83,031	16,771
Foreign exchange movement	(10,779)	(20,903)	-
Provision for impairment	(1,913,806)	(752,281)	(696,779)
	-	-	-
Balance at 30 June 2022	2,565,082	-	-
Balance at 31 December 2022	2,565,082	-	-